First Trust Short Duration High Income Fund
Portfolio of Investments
July 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 79.2%
	Aerospace & Defense – 0.6%
$227,883	Atlantic Aviation FBO, Inc. (KKR Apple Bidco, LLC), 1st Lien Term Loan, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	07/13/28	$226,173
469,412	Peraton Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/28/28	468,680
352,342	Spirit Aerosystems, Inc., Term Loan B, 1 Mo. LIBOR + 5.25%, 0.75% Floor	6.00%	01/30/25	353,956
				1,048,809
	Apparel, Accessories & Luxury Goods – 0.1%
156,317	Careismatic Brands/New Trojan, Inc. (fka Strategic Partners), Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	01/31/28	154,871
	Application Software – 15.1%
326,135	CCC Information Services, Inc. (Cypress), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	04/26/24	325,829
1,507,555	Epicor Software Corp., First Lien Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	07/30/27	1,502,173
355,025	Flexera Software, LLC, 2020 Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	354,898
1,572,494	Gainwell Acquisition Corp. (fka Milano), Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/01/27	1,571,016
2,393,527	Greeneden U.S. Holdings II, LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/01/27	2,394,819
3,844,094	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	3,842,480
699,507	Imprivata, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	11/30/27	698,304
570,231	Inmar, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	05/01/24	569,113
1,629,881	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	1,628,137
1,102,775	Internet Brands, Inc. (Web MD/MH Sub I, LLC), 2nd Lien Term Loan, 1 Mo. LIBOR + 6.25%, 0.00% Floor	6.34%	02/15/29	1,117,023
1,898,061	Internet Brands, Inc. (Web MD/MH Sub I, LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.59%	09/13/24	1,884,035
1,597,363	LogMeIn, Inc. (Logan), Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.85%	08/31/27	1,590,127
2,443,956	McAfee, LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.84%	09/30/24	2,440,607
1,402,137	Micro Focus International (MA Financeco, LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/05/25	1,406,806
271,658	N-Able, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/30/28	270,299
532,169	RealPage, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	03/31/28	528,577
3,505,081	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	02/05/24	3,461,267
262,790	Solera Holdings, Inc. (Polaris Newco), Term Loan B, 6 Mo. LIBOR + 4.00%, 0.50% Floor	4.50%	06/04/28	262,461
117,289	Tenable, Inc., Term Loan B, 6 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	06/17/28	116,409
69,002	Ultimate Kronos Group (UKG, Inc.), New Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	05/03/26	68,923
				26,033,303
	Auto Parts & Equipment – 0.5%
220,067	Clarios Global L.P. (Power Solutions), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	04/30/26	218,106
601,029	Truck Hero, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/31/28	598,625
				816,731

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Broadcasting – 1.1%
$139,875	E.W. Scripps Company, Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	12/31/27	$139,394
664,787	iHeartCommunications, Inc., New Incremental Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	05/01/26	661,051
721,280	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.09%	05/01/26	711,586
303,000	Univision Communications, Inc., 2017 Replacement Repriced First Lien Term Loan C-5, 2 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/15/24	301,770
90,192	Univision Communications, Inc., 2021 Replacement New First Lien Term Loan, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/24/26	89,954
				1,903,755
	Cable & Satellite – 0.9%
395,675	DIRECTV Holdings, LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 0.75% Floor	5.75%	07/22/27	394,737
1,089,055	WideOpenWest Finance, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	08/19/23	1,085,429
				1,480,166
	Casinos & Gaming – 5.3%
215,447	Caesars Resort Collection, LLC, Term B-1 Loans, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.59%	06/30/25	215,447
3,578,269	Caesars Resort Collection, LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	12/22/24	3,535,259
2,805,540	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	2,776,727
2,602,674	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	08/14/24	2,561,109
				9,088,542
	Construction & Engineering – 0.3%
388,552	USIC, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	05/15/28	386,416
200,247	Westinghouse Electric (Brookfield WEC Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	08/01/25	197,243
				583,659
	Electric Utilities – 1.1%
2,037,668	PG&E Corp., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	1,983,323
	Electrical Components & Equipment – 0.5%
897,061	Array Technologies, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	10/14/27	871,271
	Environmental & Facilities Services – 1.3%
261,079	Allied Universal Holdco, LLC, Initial Term Loan, 3 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	05/14/28	260,680
1,598,566	Packers Holdings, LLC (PSSI), Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	1,581,909
383,606	TruGreen L.P., Second Refinancing Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	11/02/27	384,204
				2,226,793
	Health Care Distributors – 0.5%
873,693	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.35%	07/09/25	870,600

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services – 14.3%
$325,800	AccentCare (Pluto Acquisition I, Inc.), New Term Loan B, 2 Mo. LIBOR + 4.00%, 0.00% Floor	4.14%	06/20/26	$323,356
1,390,255	ADMI Corp. (Aspen Dental), 2020 Incremental Term Loan B2, 1 Mo. LIBOR + 3.13%, 0.50% Floor	3.63%	12/23/27	1,366,273
385,498	ADMI Corp. (Aspen Dental), 2021 Incremental Term Loan B3, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	12/23/27	383,474
1,033,055	Air Methods Corp. (aka ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	1,011,422
3,528,291	athenahealth, Inc. (VVC Holding Corp.), Term Loan B-1, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.41%	02/11/26	3,523,880
244,788	Aveanna Healthcare, LLC, Delayed Draw Term Loan, 2 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	06/30/28	242,952
1,052,587	Aveanna Healthcare, LLC, New Term Loan B, 2 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	06/30/28	1,044,693
681,501	Brightspring Health (Phoenix Guarantor, Inc.), Incremental Term Loan B-3, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.60%	03/05/26	673,589
3,452,612	CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/07/23	3,445,292
769,181	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/31/28	767,366
25,704	Civitas Solutions (National Mentor Holdings, Inc.), Term Loan C, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	03/31/28	25,643
247,421	DuPage Medical Group (Midwest Physician Admin. Services, LLC), Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	245,565
2,422,845	Envision Healthcare Corporation, Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.84%	10/10/25	2,068,020
536,999	Exam Works (Gold Merger Co., Inc.), Term B-1 Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	07/27/23	535,995
114,763	Global Medical Response, Inc. (fka Air Medical), 2020 Refinancing Term Loan, 6 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/15/25	114,844
94,594	Help at Home (HAH Group Holding Company, LLC), Delayed Draw Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	94,654
747,602	Help at Home (HAH Group Holding Company, LLC), Initial Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	748,073
1,067,902	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	11/30/27	1,066,568
542,905	Radnet Management, Inc., Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	04/22/28	539,898
260,232	SCP Health (Onex TSG Intermediate Corp.), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor	5.50%	02/28/28	261,858
1,635,671	Surgery Centers Holdings, Inc., 2021 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/31/26	1,633,921
1,240,099	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	1,197,278
878,702	U.S. Anesthesia Partners Intermediate Holdings, Inc., Term Loan B, 6 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/23/24	866,761
2,335,782	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.09%	06/28/26	2,336,203
87,208	US Radiology Specialists, Inc., Term Loan B, 1 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	12/31/27	87,726
				24,605,304
	Health Care Technology – 5.2%
35,865	Change Healthcare Holdings, LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	35,794

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$1,038,505	Change Healthcare Holdings, LLC, Closing Date Term Loan, 3 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	$1,036,449
947,804	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	12/16/25	947,652
791,764	Ensemble RCM, LLC (Ensemble Health), Term Loan B, 3 Mo. LIBOR + 3.75%, 0.00% Floor	3.88%	08/01/26	790,529
56,831	eResearch Technology, Inc. (ERT), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	02/04/27	56,893
861,389	Mediware (Wellsky/Project Ruby Ultimate Parent Corp.), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/15/28	856,126
88,788	Press Ganey (Azalea TopCo, Inc.), 2021 Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	07/25/26	88,788
643	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.59%	07/25/26	636
252,155	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.63%	07/25/26	249,240
3,169,400	Verscend Technologies, Inc. (Cotiviti), New Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.09%	08/27/25	3,160,684
1,790,141	Zelis Payments Buyer, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.60%	09/30/26	1,779,400
				9,002,191
	Homefurnishing Retail – 0.5%
467,605	At Home Holding III, Inc. (Ambience), Term Loan B, 1 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	06/24/28	467,216
463,666	Rent-A-Center, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	02/15/28	464,682
				931,898
	Hotels, Resorts & Cruise Lines – 0.2%
277,592	Alterra Mountain Company, Term Loan B-1, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	07/21/28	276,204
	Industrial Machinery – 1.5%
904,971	Gates Global, LLC, Term Loan B-3, 1 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	03/31/27	898,491
1,697,778	Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), New Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	07/31/27	1,693,262
				2,591,753
	Insurance Brokers – 5.5%
3,578,661	Alliant Holdings I, LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	05/09/25	3,529,455
287,368	AssuredPartners, Inc., New Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	02/13/27	286,506
1,912,213	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.59%	02/12/27	1,888,310
870,093	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.09%	01/27/27	858,564
359,877	Cross Financial Corp., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	09/15/27	359,877
1,489,344	HUB International Limited, New Term Loan B-3, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	1,485,502
132,834	Ryan Specialty Group, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	3.75%	09/01/27	132,128

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$851,798	USI, Inc. (fka Compass Investors, Inc.), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.15%	05/15/24	$842,079
				9,382,421
	Integrated Telecommunication Services – 2.5%
1,500,118	Frontier Communications Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	05/01/28	1,497,313
2,628,838	Numericable (Altice France S.A. or SFR), Term Loan B-12, 3 Mo. LIBOR + 3.69%, 0.00% Floor	3.81%	01/31/26	2,593,507
267,690	Numericable (Altice France S.A. or SFR), Term Loan B-13, 3 Mo. LIBOR + 4.00%, 0.00% Floor	4.16%	08/14/26	266,629
				4,357,449
	Managed Health Care – 1.6%
2,698,066	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	06/07/23	2,677,534
	Metal & Glass Containers – 0.3%
109,265	Altium Packaging (fka Consolidated Container), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/15/28	108,075
358,956	PODS, LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	03/26/28	356,881
				464,956
	Movies & Entertainment – 1.6%
186,610	Cineworld Group PLC (Crown), New Priority Term Loan, 1 Mo. LIBOR + 8.25%, 1.00% Floor	9.25%	05/23/24	195,941
314,010	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25% (c)	15.25%	05/23/24	388,923
2,285,453	Cineworld Group PLC (Crown), Term Loan B, 6 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	02/28/25	1,842,120
102,897	PUG, LLC (Stubhub/Viagogo), Incremental Term Loan B-2, 1 Mo. LIBOR + 4.25%, 0.50% Floor	4.75%	02/13/27	102,125
174,146	PUG, LLC (Stubhub/Viagogo), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.59%	02/12/27	170,084
				2,699,193
	Office Services & Supplies – 0.7%
1,166,168	Dun & Bradstreet Corp., Refinancing Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	02/08/26	1,155,777
	Packaged Foods & Meats – 0.2%
114,255	BellRing Brands, LLC, New Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/21/24	114,665
210,027	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	07/07/24	210,750
70,783	Weight Watchers International, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	04/13/28	70,562
				395,977
	Paper Packaging – 1.7%
2,911,937	Graham Packaging Company, L.P., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	08/04/27	2,891,554
	Pharmaceuticals – 3.8%
313,568	Akorn, Inc., Exit Take Back Term Loan , 3 Mo. LIBOR + 7.50%, 1.00% Floor (d)	8.50%	09/30/25	317,879

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Pharmaceuticals (Continued)
$673,848	Jazz Pharmaceuticals, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	05/31/28	$674,481
1,943,375	Mallinckrodt International Finance S.A., 2017 Term Loan B, 6 Mo. LIBOR + 5.25%, 0.75% Floor (e)	6.00%	09/24/24	1,886,298
288,562	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 2 Mo. LIBOR + 5.50%, 0.75% Floor (e)	6.25%	02/24/25	278,927
1,650,628	Nestle Skin Health (Sunshine Lux VII SARL/Galderma), 2021 Term Loan B-3, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	10/02/26	1,650,628
1,706,220	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.84%	09/27/24	1,699,600
102,750	Perrigo Rx (Padagis, LLC), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.50% Floor	5.25%	06/29/28	102,879
				6,610,692
	Publishing – 0.1%
174,602	Meredith Corp., Tranche B-3 Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	01/31/25	177,986
	Research & Consulting Services – 1.6%
1,421,173	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	10/31/26	1,420,291
341,981	Corelogic, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	06/30/28	339,950
147,846	J.D. Power (Project Boost Purchaser, LLC), 2021 Incremental Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	05/30/26	147,292
763,557	Nielsen Consumer, Inc. (Indy US Holdco, LLC), Term Loan B-1, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.10%	03/05/28	761,786
22,737	Veritext Corporation (VT TopCo, Inc.), Delayed Draw Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/10/25	22,652
129,928	Veritext Corporation (VT TopCo, Inc.), Non-Fungible 1st Lien Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/10/25	129,440
				2,821,411
	Restaurants – 1.3%
149,250	IRB Holding Corp. (Arby’s/Inspire Brands), Fourth Amendment Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	12/31/27	148,636
1,880,164	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	1,869,052
152,208	Whatabrands, LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	07/21/28	151,415
				2,169,103
	Specialized Consumer Services – 1.6%
1,262,056	Asurion, LLC, 2nd Lien Term Loan B-3, 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.34%	01/31/28	1,254,850
629,238	Asurion, LLC, 2nd Lien Term Loan B-4, 1 Mo. LIBOR + 5.25%, 0.00% Floor	5.37%	01/20/29	625,501
900,700	Asurion, LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.09%	11/03/23	890,756
				2,771,107
	Specialized Finance – 0.2%
311,378	WCG Purchaser Corp. (WIRB-Copernicus Group), Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	01/08/27	311,508

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Specialty Stores – 1.2%
$729,947	Bass Pro Group, LLC (Great Outdoors Group, LLC), Term Loan B-1, 6 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	03/15/28	$730,312
938,398	Petco Animal Supplies, Inc., Initial Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	03/03/28	933,997
382,250	Petsmart, Inc., Initial Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/15/28	381,868
				2,046,177
	Systems Software – 5.1%
3,266,180	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	09/19/24	3,253,573
230,570	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 5.50%, 0.75% Floor	6.25%	09/19/25	232,834
298,153	BeyondTrust (Brave Parent Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.09%	04/19/25	297,569
1,213,922	BMC Software Finance, Inc. (Boxer Parent), Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.84%	10/02/25	1,202,973
466,308	Idera, Inc., Initial Term Loan, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	02/15/28	464,657
679,529	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	668,153
603,891	Proofpoint, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	06/09/28	597,550
1,181	Riverbed Technology, Inc., New Term Loan B, 2 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/30/25	1,113
468,823	Riverbed Technology, Inc., New Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/30/25	441,720
970,896	Sophos Group PLC (Surf), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.63%	03/05/27	959,837
593,931	SUSE (Marcel Lux IV SARL), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.34%	03/15/26	589,477
				8,709,456
	Trading Companies & Distributors – 0.5%
851,217	SRS Distribution, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	06/04/28	844,654
	Trucking – 0.7%
1,009,647	Hertz (The) Corporation, Exit Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	06/14/28	1,003,125
190,280	Hertz (The) Corporation, Exit Term Loan C, 1 Mo. LIBOR + 3.50%, 0.50% Floor	4.00%	06/14/28	189,050
				1,192,175
	Total Senior Floating-Rate Loan Interests			136,148,303
	(Cost $136,786,019)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 11.0%
	Airlines – 0.1%
176,000	Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets Ltd. (f)	6.50%	06/20/27	191,620
	Alternative Carriers – 0.1%
240,000	Cogent Communications Group, Inc. (f)	3.50%	05/01/26	247,211

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Application Software – 0.2%
$291,000	LogMeIn, Inc. (f)	5.50%	09/01/27	$302,655
	Automobile Manufacturers – 0.2%
342,000	Ford Motor Co.	9.00%	04/22/25	421,412
	Automotive Retail – 0.1%
155,000	KAR Auction Services, Inc. (f)	5.13%	06/01/25	158,881
	Broadcasting – 2.2%
572,000	Cumulus Media, Inc. (f)	6.75%	07/01/26	604,224
410,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (f)	5.38%	08/15/26	238,312
1,097,000	Diamond Sports Group, LLC/Diamond Sports Finance Co. (f)	6.63%	08/15/27	436,798
500,000	Gray Television, Inc. (f)	7.00%	05/15/27	535,842
675,000	iHeartCommunications, Inc.	8.38%	05/01/27	718,872
625,000	iHeartCommunications, Inc. (f)	4.75%	01/15/28	648,944
95,000	Sinclair Television Group, Inc. (f)	5.88%	03/15/26	97,611
397,000	Univision Communications, Inc. (f)	6.63%	06/01/27	427,521
				3,708,124
	Casinos & Gaming – 0.6%
51,000	Boyd Gaming Corp. (f)	8.63%	06/01/25	55,717
924,000	Caesars Entertainment, Inc. (f)	6.25%	07/01/25	976,927
65,000	Golden Nugget, Inc. (f)	6.75%	10/15/24	65,244
				1,097,888
	Coal & Consumable Fuels – 0.4%
217,254	Peabody Energy Corp. (f) (g)	8.50%	12/31/24	174,746
246,000	Peabody Energy Corp. (f)	6.38%	03/31/25	194,480
243,000	PIC AU Holdings LLC/PIC AU Holdings Corp. (f)	10.00%	12/31/24	242,783
				612,009
	Communications Equipment – 0.1%
200,000	CommScope Technologies, LLC (f)	6.00%	06/15/25	203,250
	Health Care Facilities – 0.5%
173,000	Tenet Healthcare Corp. (f)	4.63%	06/15/28	179,271
605,000	Tenet Healthcare Corp. (f)	6.13%	10/01/28	645,109
				824,380
	Health Care Services – 1.0%
1,468,000	Global Medical Response, Inc. (f)	6.50%	10/01/25	1,524,885
144,000	ModivCare, Inc. (f)	5.88%	11/15/25	153,251
				1,678,136
	Health Care Technology – 1.3%
1,687,000	Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc. (f)	5.75%	03/01/25	1,708,087
480,000	Verscend Escrow Corp. (f)	9.75%	08/15/26	507,528
				2,215,615
	Insurance Brokers – 1.1%
1,069,000	Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer (f)	6.75%	10/15/27	1,117,159
85,000	Amwins Group, Inc. (f)	4.88%	06/30/29	86,806
676,000	HUB International Ltd. (f)	7.00%	05/01/26	700,684
				1,904,649

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Integrated Telecommunication Services – 1.1%
$215,000	Frontier Communications Holdings, LLC (f)	5.88%	10/15/27	$230,141
316,000	Frontier Communications Holdings, LLC (f)	5.00%	05/01/28	327,289
500,000	Frontier Communications Holdings, LLC (f)	6.75%	05/01/29	533,505
748,000	Zayo Group Holdings, Inc. (f)	6.13%	03/01/28	762,145
				1,853,080
	Managed Health Care – 0.6%
1,093,000	MPH Acquisition Holdings, LLC (f)	5.75%	11/01/28	1,061,653
	Movies & Entertainment – 0.0%
43,000	Live Nation Entertainment, Inc. (f)	6.50%	05/15/27	47,515
	Paper Packaging – 0.4%
348,000	Graham Packaging Co., Inc. (f)	7.13%	08/15/28	372,325
277,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu (f)	4.00%	10/15/27	277,000
				649,325
	Pharmaceuticals – 0.1%
135,000	Organon & Co./Organon Foreign Debt Co-Issuer B.V. (f)	5.13%	04/30/31	139,219
	Research & Consulting Services – 0.1%
44,000	Clarivate Science Holdings Corp. (f)	4.88%	06/30/29	44,432
118,000	Nielsen Finance, LLC/Nielsen Finance Co. (f)	5.63%	10/01/28	124,846
				169,278
	Restaurants – 0.6%
922,000	IRB Holding Corp. (f)	7.00%	06/15/25	984,235
78,000	IRB Holding Corp. (f)	6.75%	02/15/26	80,437
				1,064,672
	Systems Software – 0.2%
258,000	Boxer Parent Co., Inc. (f)	9.13%	03/01/26	270,901
	Total Corporate Bonds and Notes			18,821,473
	(Cost $18,375,460)
FOREIGN CORPORATE BONDS AND NOTES – 6.2%
	Building Products – 1.0%
1,455,000	Cemex S.A.B. de C.V. (f)	7.38%	06/05/27	1,648,588
100,000	Cemex S.A.B. de C.V. (f)	5.45%	11/19/29	109,774
				1,758,362
	Environmental & Facilities Services – 0.1%
114,000	Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.A.R.L. (f)	4.63%	06/01/28	114,570
76,000	Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.A.R.L. (f)	4.63%	06/01/28	76,095
				190,665
	Integrated Telecommunication Services – 0.1%
173,000	Altice France S.A. (f)	7.38%	05/01/26	180,136
	Pharmaceuticals – 5.0%
3,350,000	Bausch Health Cos., Inc. (f)	6.13%	04/15/25	3,423,281
3,926,000	Endo DAC/Endo Finance, LLC/Endo Finco, Inc. (f)	9.50%	07/31/27	3,943,471
250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (e) (f) (h)	5.63%	10/15/23	166,070

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$250,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (e) (f) (h)	5.50%	04/15/25	$166,670
774,000	Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC (e) (f)	10.00%	04/15/25	865,970
				8,565,462
	Total Foreign Corporate Bonds and Notes			10,694,625
	(Cost $10,978,004)

Shares	Description	Value
COMMON STOCKS – 0.4%
	Broadcasting – 0.0%
426	Cumulus Media Holdings (i)	5,023
	Electric Utilities – 0.2%
14,134	Vistra Corp.	270,666
	Oil & Gas Exploration & Production – 0.0%
47,894	Ascent Resources - Marcellus LLC Class A Common Shares (i) (j)	44,302
	Pharmaceuticals – 0.2%
26,696	Akorn, Inc. (i) (j)	404,444
	Total Common Stocks	724,435
	(Cost $683,527)
WARRANTS – 0.0%
	Movies & Entertainment – 0.0%
97,523	Cineworld Group PLC, expiring 12/10/25 (i) (k)	58,967
	Oil & Gas Exploration & Production – 0.0%
12,400	Ascent Resources - Marcellus, LLC First Lien Warrants, expiring 3/20/23 (i) (k)	310
	Total Warrants	59,277
	(Cost $1,240)
RIGHTS – 0.0%
	Electric Utilities – 0.0%
14,134	Vistra Energy Corp., no expiration date (i) (k)	18,586
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (i) (k) (l) (m)	0
1	New Millennium Holdco, Inc., Lender Claim Trust, no expiration date (i) (k) (l) (m)	0
		0
	Total Rights	18,586
	(Cost $23,096)
MONEY MARKET FUNDS – 6.8%
11,641,437	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (n)	11,641,437
	(Cost $11,641,437)
	Total Investments – 103.6%	178,108,136
	(Cost $178,488,783) (o)
	Net Other Assets and Liabilities – (3.6)%	(6,114,789)
	Net Assets – 100.0%	$171,993,347

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	The issuer may pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. For the fiscal year-to-date period (November 1, 2020 through July 31, 2021), the Fund received a portion of the interest in cash and PIK interest with a principal value of $9,002 for Cineworld Group PLC (Crown).
(d)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (November 1, 2020 through July 31, 2021), this security paid all of its interest in cash.
(e)	This issuer has filed for protection in bankruptcy court.
(f)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $28,375,814 or 16.5% of net assets.
(g)	The issuer will pay interest on the bonds in cash and in PIK interest. Interest paid in cash will accrue at the rate of 6.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the bond at the rate of 2.50% per annum. For the fiscal year-to-date period (November 1, 2020 through July 31, 2021), the Fund received a portion of the interest in cash and PIK interest with a principal value of $2,254 for Peabody Energy Corp.
(h)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(i)	Non-income producing security.
(j)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $448,746 or 0.3% of net assets.
(k)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(l)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At July 31, 2021, securities noted as such are valued at $0 or 0.0% of net assets.
(m)	This security’s value was determined using significant unobservable inputs.
(n)	Rate shown reflects yield as of July 31, 2021.
(o)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,748,841 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,129,488. The net unrealized depreciation was $380,647.

LIBOR	London Interbank Offered Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 136,148,303	$ —	$ 136,148,303	$ —
Corporate Bonds and Notes*	18,821,473	—	18,821,473	—
Foreign Corporate Bonds and Notes*	10,694,625	—	10,694,625	—
Common Stocks:
Oil & Gas Exploration & Production	44,302	—	44,302	—
Pharmaceuticals	404,444	—	404,444	—
Other industry categories*	275,689	275,689	—	—
Warrants*	59,277	—	59,277	—
Rights:
Electric Utilities	18,586	—	18,586	—
Life Sciences Tools & Services	—**	—	—	—**
Money Market Funds	11,641,437	11,641,437	—	—
Total Investments	$ 178,108,136	$ 11,917,126	$ 166,191,010	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 Investments that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Unfunded Loan Commitments
As of July 31, 2021, the Fund had the following unfunded loan commitment:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Civitas Solutions (National Mentor Holdings, Inc.), Term Loan	$ 84,822	$ 84,937	$ 84,622	$ (315)